Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net earnings	$ 11,357	$ 14,067	$ 13,382
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	4,183	3,964	4,571
Provision for loan losses	4,259	863	790
Deferred income taxes	(560)	164	78
Gain on sale of investment securities	(2,639)	(226)	(15)
Gain on sale of other real estate	0	(6)	(17)
Write-down of other real estate	47	17	0
(Gain) loss on sale of premises and equipment	0	239	(544)
Restricted stock expense	27	270	85
Proceeds from sales of loans held for sale	112,426	56,364	35,922
Origination of loans held for sale	(117,148)	(60,101)	(35,745)
Change in:
Cash surrender value of life insurance	(380)	(383)	(384)
Right of use lease asset	199	787	0
Other assets	(382)	952	(3,695)
Lease liability	(176)	(762)	0
Other liabilities	(2,051)	(3,012)	2,759
Net cash provided by operating activities	9,162	13,197	17,187
Cash flows from investing activities:
Purchases of investment securities available for sale	(127,893)	(54,212)	(34,692)
Proceeds from sales, calls and maturities of investment securities available for sale	62,408	40,561	48,241
Proceeds from paydowns of investment securities available for sale	19,169	14,489	15,556
Purchases of other investments	(45)	(45)	(2,611)
Proceeds from paydowns of other investment securities	176	176	117
Net change in FHLB stock	(55)	(1)	(4)
Net change in loans	(99,971)	(46,505)	(45,094)
Purchases of premises and equipment	(2,492)	(2,835)	(1,742)
Purchases of bank owned life insurance	(269)	0	0
Proceeds from sale of premises and equipment	0	149	1,410
Proceeds from sale of other real estate and repossessions	0	42	232
Net cash used by investing activities	(148,972)	(48,181)	(18,587)
Cash flows from financing activities:
Net change in deposits	254,569	89,304	(29,739)
Net change in securities sold under agreement to repurchase	1,980	(33,874)	20,338
Proceeds from FHLB borrowings	70,000	184,500	0
Repayments of FHLB borrowings	(70,000)	(184,500)	0
Proceeds from FRB borrowings	1	1	1
Repayments of FRB borrowings	(1)	(1)	(1)
Proceeds from Fed Funds Purchased	7,011	100,252	4,277
Repayments of Fed Funds Purchased	(7,011)	(100,252)	(4,277)
Repayments of Junior Subordinated Debentures	(155)	(5,000)	0
Common stock repurchased	(2,999)	(2,490)	0
Cash dividends paid on common stock	(4,392)	(3,939)	(3,133)
Net cash (used) provided by financing activities	249,003	44,001	(12,534)
Net change in cash and cash equivalents	109,193	9,017	(13,934)
Cash and cash equivalents at beginning of period	52,387	43,370	57,304
Cash and cash equivalents at end of period	161,580	52,387	43,370
Cash paid during the year for:
Interest	3,856	3,750	2,128
Income taxes	2,781	3,206	1,163
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net	1,756	2,658	(2,607)
Transfer of loans to other real estate	175	26	124
Issuance of accrued restricted stock units	57	207	0
Recognition of right of use lease asset and lease liability	$ 942	$ 4,401	$ 0